Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Total Assets by Operating Segment - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets	$ 16,428,816	$ 18,714,632	$ 11,225,701
Long-lived assets		10,845,230	14,806,728
Goodwill	9,051,052	9,808,335	19,452,270
Total assets	34,421,110	39,368,197	45,484,699
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets	16,428,816
Goodwill	9,051,052
Total assets	34,421,110
Retail & Appliances [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets		1,939,951	2,857,505
Long-lived assets		88,505	781,521
Goodwill			942,575
Total assets		2,028,456	4,581,601
Retail and Eyewear [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets	6,359,140	6,734,826
Long-lived assets		2,580,035
Goodwill		757,283
Total assets	8,127,133	10,072,144
Construction [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets	7,407,355	7,580,585	5,355,827
Long-lived assets		8,020,469	12,302,214
Goodwill	9,051,052	9,051,052	16,772,042
Total assets	23,518,369	24,652,106	34,430,083
Automotive Supplies [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets	1,660,994	1,944,601	2,295,424
Long-lived assets		156,221	1,722,993
Goodwill			1,737,653
Total assets	1,774,281	2,100,822	5,756,070
Corporate Services [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Current assets	1,001,327	514,669	716,945
Long-lived assets
Goodwill
Total assets	$ 1,001,327	$ 514,669	$ 716,945